Supplementary Information to Statements of Operations (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Income (loss)	$ (433)		$ (549)
Net loss available to Ordinary shareholders	$ (433)		$ (549)
Denominator (in thousands):
Basic and diluted weighted average Ordinary shares outstanding (in thousands)	1,449	1,172	1,118
Basic and diluted loss per share	$ (0.30)		$ (0.49)